Employee Benefits - Summary of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Key Management Personnel [Abstract]
Short-term employee benefits	$ 5,730,340	$ 6,626,354	$ 5,868,476
Post-employment benefits	155,086	88,396	63,805
Share-based payments	3,114,043	5,697,529	7,201,653
Long-term employee benefits	4,300	717,223	515,585
Termination benefits	152,531	2,447,525	390,087
Key management personnel compensation	$ 9,156,300	$ 15,577,027	$ 14,039,606